Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Level 3 Representative Warrants liabilities - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of the Level 3 Representative Warrants liabilities [Abstract]
Private warrant liabilities, beginning balance
Issuances/Assumptions	22,525		22,525
Exercises
Change in fair value	39,697		39,697
Private warrant liabilities, ending balance	$ 62,222		$ 62,222